Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds — 90.3%

California — 86.7%
Alameda Corridor Transportation Authority, Revenue Bonds
Series A Insured: AMBAC
2.130%, due 10/1/29(a)	$155,000	$131,811
Series B Insured: AGM
3.000%, due 10/1/34	255,000	265,451
California Community Housing Agency, Revenue Bonds
Series A
5.000%, due 8/1/49	1,000,000	1,025,122
5.000%, due 2/1/50	1,000,000	1,016,259
5.000%, due 8/1/50	1,000,000	1,027,871
California Health Facilities Financing Authority, Revenue Bonds
5.000%, due 11/15/22	200,000	207,053
Series A
3.000%, due 11/1/39	1,335,000	1,419,062
3.000%, due 4/1/44	1,000,000	1,019,619
4.000%, due 10/1/47	180,000	196,304
5.000%, due 11/15/34	200,000	238,159
Series B
4.000%, due 11/15/41	175,000	191,418
California Infrastructure & Economic Development Bank, Revenue Bonds
Series B
4.000%, due 5/1/46	1,500,000	1,674,426
California State Public Works Board, Revenue Bonds
Series D
4.000%, due 11/1/36	775,000	897,796
California Statewide Communities Development Authority, Revenue Bonds
5.000%, due 5/15/40	675,000	767,284
Series A
5.250%, due 12/1/44	100,000	110,089
Chino Public Financing Authority, Special Tax
Series A Insured: AGM
5.000%, due 9/1/31	145,000	162,661
City of Los Angeles Department of Airports, Revenue Bonds
Series C
5.000%, due 5/15/35	755,000	881,989
City of Sacramento CA Transient Occupancy Tax Revenue, Revenue Bonds
Series C
5.000%, due 6/1/33	1,580,000	1,846,817
City of San Francisco CA Public Utilities Commission Water Revenue, Revenue Bonds
Series C
4.000%, due 11/1/50	1,865,000	2,107,727
County of Riverside CA, Revenue Notes
Series A
0.500%, due 10/20/22	230,000	229,976
County of Santa Clara CA, General Obligation Bonds
Series B
5.000%, due 8/1/24	300,000	306,789
Duarte Unified School District, General Obligation Bonds
Series A Insured: AGM
3.000%, due 8/1/33	765,000	825,058
3.000%, due 8/1/34	735,000	788,456
Gavilan Joint Community College District, General Obligation Bonds
Series A
4.000%, due 8/1/30	100,000	112,011
Golden State Tobacco Securitization Corp., Revenue Bonds
Series B-2
5.740%, due 6/1/66(a)	5,000,000	795,469
Grossmont-Cuyamaca Community College District, General Obligation Bonds
Series C
4.000%, due 8/1/40	1,165,000	1,363,547
La Habra City School District, General Obligation Bonds
Series E
4.000%, due 8/1/22	160,000	162,859
Liberty Union High School District, General Obligation Bonds
Series B
4.000%, due 8/1/22	200,000	203,544
Livermore Valley Joint Unified School District, General Obligation Bonds
3.000%, due 8/1/39	1,345,000	1,409,894
Los Angeles County Metropolitan Transportation Authority, Revenue Bonds
Series A
4.000%, due 6/1/38	1,040,000	1,219,531
5.000%, due 7/1/40	500,000	636,537
Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds
Series A
5.000%, due 7/1/23	300,000	305,231
Metropolitan Water District of Southern California, Revenue Bonds
Series A
4.000%, due 10/1/23	285,000	286,468
Middletown Unified School District, General Obligation Bonds
Series B Insured: AGM
4.000%, due 8/1/41	500,000	565,269
4.000%, due 8/1/45	350,000	392,892
Natomas Unified School District, General Obligation Bonds
Insured: BAM
5.000%, due 8/1/31	130,000	149,624
Norman Y Mineta San Jose International Airport SJC, Revenue Bonds
Series A Insured: BAM-TCRS
5.000%, due 3/1/47	1,500,000	1,724,532
Ohlone Community College District, General Obligation Bonds
5.000%, due 8/1/27	230,000	235,193
Pacifica School District, General Obligation Bonds
4.000%, due 8/1/45	950,000	1,074,129
Pajaro Valley Unified School District, Certificates of Participation
Insured: BAM
4.000%, due 8/1/34	1,060,000	1,229,691
Palm Springs Unified School District, General Obligation Bonds
Series C
4.250%, due 8/1/33	135,000	141,324
Palmdale Elementary School District, General Obligation Bonds
3.000%, due 8/1/49	1,750,000	1,794,111

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Piner-Olivet Union Elementary School District, General Obligation Bonds
3.090%, due 8/1/37(a)	$375,000	$246,718
Rancho Santa Fe School District, General Obligation Bonds
5.000%, due 8/1/22	160,000	163,653
Rancho Santiago Community College District, General Obligation Bonds
5.000%, due 9/1/22	150,000	153,968
Rio Elementary School District Community Facilities District, Special Tax
5.000%, due 9/1/31	205,000	218,045
San Benito Health Care District, Revenue Bonds
Insured: CA MTG INS
4.000%, due 3/1/22	250,000	250,739
San Diego Community College District, General Obligation Bonds
5.000%, due 8/1/26	130,000	132,935
San Diego County Regional Airport Authority, Revenue Bonds
Series B
4.000%, due 7/1/41	750,000	837,268
San Diego Redevelopment Agency Successor Agency, Tax Allocation
Series A
5.000%, due 9/1/22	195,000	199,846
San Diego Unified School District, General Obligation Bonds
Series E-2
4.000%, due 7/1/51	1,300,000	1,488,075
San Francisco Bay Area Rapid Transit District, General Obligation Bonds
Series B-1
3.000%, due 8/1/49	2,030,000	2,079,930
San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds
Series B
5.000%, due 5/1/41	1,000,000	1,129,010
San Francisco City & County Public Utilities Commission Power Revenue, Revenue Bonds
Series B
4.000%, due 11/1/41	1,290,000	1,490,483
San Jose Unified School District, General Obligation Bonds
Series E
4.000%, due 8/1/42	120,000	132,883
San Ramon Valley Unified School District, General Obligation Bonds
5.000%, due 8/1/22	145,000	148,333
Silicon Valley Clean Water, Revenue Bonds
3.250%, due 8/1/39	450,000	473,671
State of California, General Obligation Bonds
4.000%, due 3/1/36	300,000	343,952
4.250%, due 4/1/35	125,000	125,738
5.000%, due 12/1/30	150,000	160,812
5.000%, due 11/1/32	125,000	148,575
State of California Department of Water Resources Power Supply Revenue, Revenue Bonds
Series O
5.000%, due 5/1/22	200,000	202,294
Stockton Unified School District, Certificates of Participation
5.000%, due 2/1/22	275,000	275,000
Temecula Valley Unified School District Financing Authority, Special Tax
Insured: BAM
5.000%, due 9/1/29	180,000	199,976
Turlock Irrigation District, Revenue Bonds
5.000%, due 1/1/41	220,000	255,694
		41,996,651
Guam — 1.1%
Guam Power Authority, Revenue Bonds
Series A Insured: AGM
5.000% , due 10/1/22	500,000	513,462

Puerto Rico — 2.5%
Commonwealth of Puerto Rico, General Obligation Bonds
Series A
5.250%, due 7/1/24	50,000	49,000
Puerto Rico Convention Center District Authority, Revenue Bonds
Series A Insured: AMBAC
5.000%, due 7/1/31	195,000	199,481
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A-1
3.810%, due 7/1/46(a)	2,500,000	811,686
University of Puerto Rico, Revenue Bonds
Series P Insured: NATL-IBC
5.000%, due 6/1/25	120,000	121,907
		1,182,074
Total Municipal Bonds
(Cost $45,269,198)		43,692,187

	Shares	Value
Short-Term Investment — 4.2%
Money Market Fund — 4.2%
Dreyfus Tax Exempt Cash Management - Institutional, 0.01%(b)
(Cost $2,052,232)	2,052,437	2,052,232

Total Investments — 94.5%
(Cost $47,321,430)		45,744,419
Other Assets and Liabilities, Net — 5.5%		2,650,976
Net Assets — 100.0%		$48,395,395

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Reflects the 7-day yield at January 31, 2022.

Abbreviations
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- Ambac Assurance Corp.
BAM	- Build America Mutual Assurance Co.
NATL	- National Public Finance Guarantee Corp.
TCRS	- Transferable Custodial Receipts
SJC	- San Jose International Airport

Schedule of Investments ─ IQ MacKay California Municipal Intermediate ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(a)
Municipal Bonds	$–	$43,692,187	$–	$43,692,187
Short-Term Investment:
Money Market Fund	2,052,232	–	–	2,052,232
Total Investments in Securities	$2,052,232	$43,692,187	$–	$45,744,419

(a)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.